Key Management Personnel Compensation - Schedule of Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Key Management Personnel Compensation
Short-term employee benefits	$ 1,612,315	$ 1,567,997	$ 1,637,409
Post-employment benefits	149,469	154,188	158,080
Long-term benefits	24,115	18,625	10,607
Share-based payment expenses to KMP and their related entities	221,609	290,830	3,300
Total Key Management Personnel Compensation	$ 2,007,508	$ 2,031,640	$ 1,809,396